Related Party Transactions - Hillhouse (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 21, 2021	Dec. 31, 2020	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2019
Related Party Transaction [Line Items]
Investments in funds		$ 4,244,034			$ 2,518,031
Ownership %		47.40%			47.40%
Management fees		$ 489,000
Previously Reported
Related Party Transaction [Line Items]
Management fees		$ 394,000
Series C non-voting convertible ordinary shares
Related Party Transaction [Line Items]
Warrants outstanding (shares)		175,901		175,901
Warrants, exercise price (dollars per share)		$ 115.00		$ 115.00
Affiliated entity
Related Party Transaction [Line Items]
Investments in funds		$ 3,300,000
Hillhouse Affiliates | Affiliated entity
Related Party Transaction [Line Items]
Voting ordinary shares acquired, percent		9.40%
Economic ownership percentage		16.60%
Hillhouse
Related Party Transaction [Line Items]
Investments in funds		$ 2,734,666			$ 1,151,601
Hillhouse | Affiliated entity
Related Party Transaction [Line Items]
Investments in funds		403,580			155,377
Increase in other investments		300,000
Performance fee waived	$ 100,000
Proceeds from sale of investment	$ 381,300
Hillhouse | Hillhouse Affiliates | Affiliated entity
Related Party Transaction [Line Items]
Investments in funds		$ 851,435			327,799
Hillhouse InRe Fund, L.P. | Fixed Income Securities | Affiliated entity
Related Party Transaction [Line Items]
Percent of funds invested		(5.00%)
Hillhouse InRe Fund, L.P. | North American Equities | Affiliated entity
Related Party Transaction [Line Items]
Percent of funds invested		20.00%
Hillhouse InRe Fund, L.P. | International Equities | Affiliated entity
Related Party Transaction [Line Items]
Percent of funds invested		67.00%
Hillhouse InRe Fund, L.P. | Financing, Derivatives And Other Items | Affiliated entity
Related Party Transaction [Line Items]
Percent of funds invested		18.00%
InRe Fund
Related Party Transaction [Line Items]
Amount redeemed			$ 800,000
InRe Fund | Hillhouse | Affiliated entity
Related Party Transaction [Line Items]
Investments in funds		$ 2,365,158			918,633
Other funds | Hillhouse | Affiliated entity
Related Party Transaction [Line Items]
Investments in funds		$ 369,508			$ 232,968